Redeemable Convertible Preferred Shares and Shareholders' Equity (Details)	6 Months Ended
	Jun. 30, 2024 ₪ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 ₪ / shares shares
Redeemable Convertible Preferred Shares and Shareholders Equity [Line Items]
Ordinary shares authorized	34,930,909	34,930,909	14,269,282
Common stock par value (in Dollars per share) | (per share)		$ 0	₪ 0.23
Ordinary Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders Equity [Line Items]
Converted aggregate ordinary shares	4,693,318